Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2020
Warrant Liability [Abstract]
Summary of Warrant Liability

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Number of Warrants	Amount	Number of Warrants	Amount

Opening Balance	21,203,411	$3,621,444	13,901,859	$11,250,167

Issue of warrants expiring March 21, 2024	-	-	8,455,882	15,897,059
Issue of warrants expiring March 27, 2025	3,500,000	475,300	-	-
Issue of warrants expiring November 6, 2025t	2,757,252	508,200	-	-
Issue of warrants expiring June 10, 2024	9,000,000	9,709,200	-	-
Warrants exercised during the period	(3,750,000)	(2,170,660)	(1,018,506)	(3,742,824)
Warrants expired during the period	-	-	(135,824)	-
Foreign exchange adjustment during the period	-	(38,094)	-	17,687
Fair value adjustment during the period	-	7,665,444	-	(19,800,645)

Ending Balance	32,710,663	$19,770,834	21,203,411	$3,621,444